Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Feb. 28, 2018	Feb. 28, 2017
Assets
Property, plant, equipment and intangibles	$ 190	$ 180
Non-deductible reserves	48	103
Minimum Taxes	265	264
Convertible Debentures (see Note 10)	47	12
Research and development	286	259
Tax loss carryforwards	307	503
Other tax carryforwards	94	81
Deferred Tax Assets, Gross	1,237	1,402
Valuation allowance	1,221	1,361
Deferred income tax assets	16	41
Liabilities
Property, plant and equipment	(19)	(50)
Withholding tax on unremitted earnings	0	0
Deferred income tax liabilities	19	50
Net deferred income tax asset (liability)	(3)	(9)
Deferred income tax asset	3	0
Deferred income tax liability	$ (6)	$ (9)